10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 3)	Dec. 31, 2016 USD ($)
YP Holdings, LLC (Conversion type 1)
Day One Loss	$ 4,471,289
Gain in Change in Fair Value of Embedded Derivative Liability	(321,410)
Ending Balance	4,149,879
Various financial institutions and third parties (Conversion type 2)
Day One Loss	970,536
Gain in Change in Fair Value of Embedded Derivative Liability	(131,558)
Ending Balance	838,978
Total
Day One Loss	5,441,825
Gain in Change in Fair Value of Embedded Derivative Liability	(452,968)
Ending Balance	$ 4,988,857